Fair Value Measurements - Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - Fair Value, Recurring - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Inputs, Level 1
Assets:
Investments held in Trust Account	$ 250,011,922	$ 250,004,454
Fair Value, Inputs, Level 1 | Public Warrants
Liabilities:
Liabilities Fair Value Disclosure	12,250,000	13,625,000
Fair Value, Inputs, Level 3 | Private Warrants
Liabilities:
Liabilities Fair Value Disclosure	$ 5,734,360	$ 7,729,400